Postretirement Benefit Plans - Components of Net Periodic Pension Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 11	$ 12	$ 12
Interest cost on the projected benefit obligation	14	15	15
Expected return on plan assets	(6)	(6)	(6)
Amortization of prior service cost
Amortization of net (gain) loss			(1)
Curtailments & settlements	(2)	(1)	(1)
Other	1		1
Net periodic cost	$ 18	$ 20	$ 20